Investments in Equity Accounted Investees - Summary of Reconciliation of Carrying Amount of Investments in Associates and Joint Ventures (Parenthetical) (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Sep. 27, 2018	Dec. 31, 2018
MedMen Canada [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Ownership percentage		50.00%
Cronos Australia [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Percentage of ownership interest	100.00%
Percentage of capital expenditure funding to be provided	50.00%
Percentage of operating expense funding to be provided	50.00%
Capital and operating expense funding to be provided	$ 10,000
Cronos Australia [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Percentage of ownership interest	100.00%
Whistler [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Percentage of voting control		20.00%
Top of Range [member] | Whistler [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
Ownership percentage		20.00%
Minimum [member] | MedMen Canada [member]
Disclosure Of Significant Investments In Equity Accounted Investees [Line Items]
License term		20 years